Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Transaction revenues	$ 234,417	$ 98,490	$ 52,048
Other revenues	9,703	5,653	3,241
Revenues from payment processing	244,120	104,143	55,289
Cost of services	(113,677)	(44,065)	(19,413)
Gross profit	$ 130,443	$ 60,078	$ 35,876